Shareholder Report	6 Months Ended
Aug. 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust
Entity Central Index Key	0001097519
Entity Investment Company Type	N-1A
Document Period End Date	Aug. 31, 2024
Columbia Large Cap Growth Opportunity Fund - Class A [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Growth Opportunity Fund
Class Name	Class A
Trading Symbol	NFEAX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Large Cap Growth Opportunity Fund (the Fund) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 55	1.05%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%
Net Assets	$ 1,283,140,112
Holdings Count | Holding	39
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 1,283,140,112
Total number of portfolio holdings	39
Portfolio turnover for the reporting period	19%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of
Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	12.4%
NVIDIA Corp.	10.2%
Amazon.com, Inc.	6.7%
Apple, Inc.	5.9%
Alphabet, Inc., Class A	5.5%
Meta Platforms, Inc., Class A	5.5%
Eli Lilly & Co.	4.2%
Costco Wholesale Corp.	2.9%
Visa, Inc., Class A	2.6%
ServiceNow, Inc.	2.5%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	12.4%
NVIDIA Corp.	10.2%
Amazon.com, Inc.	6.7%
Apple, Inc.	5.9%
Alphabet, Inc., Class A	5.5%
Meta Platforms, Inc., Class A	5.5%
Eli Lilly & Co.	4.2%
Costco Wholesale Corp.	2.9%
Visa, Inc., Class A	2.6%
ServiceNow, Inc.	2.5%

Columbia Large Cap Growth Opportunity Fund - Advisor Class [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Growth Opportunity Fund
Class Name	Advisor Class
Trading Symbol	CSFRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Large Cap Growth Opportunity Fund (the Fund) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 42	0.80%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
Net Assets	$ 1,283,140,112
Holdings Count | Holding	39
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 1,283,140,112
Total number of portfolio holdings	39
Portfolio turnover for the reporting period	19%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	12.4%
NVIDIA Corp.	10.2%
Amazon.com, Inc.	6.7%
Apple, Inc.	5.9%
Alphabet, Inc., Class A	5.5%
Meta Platforms, Inc., Class A	5.5%
Eli Lilly & Co.	4.2%
Costco Wholesale Corp.	2.9%
Visa, Inc., Class A	2.6%
ServiceNow, Inc.	2.5%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	12.4%
NVIDIA Corp.	10.2%
Amazon.com, Inc.	6.7%
Apple, Inc.	5.9%
Alphabet, Inc., Class A	5.5%
Meta Platforms, Inc., Class A	5.5%
Eli Lilly & Co.	4.2%
Costco Wholesale Corp.	2.9%
Visa, Inc., Class A	2.6%
ServiceNow, Inc.	2.5%

Columbia Large Cap Growth Opportunity Fund - Institutional Class [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Growth Opportunity Fund
Class Name	Institutional Class
Trading Symbol	NFEPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Large Cap Growth Opportunity Fund (the Fund) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 42	0.80%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
Net Assets	$ 1,283,140,112
Holdings Count | Holding	39
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 1,283,140,112
Total number of portfolio holdings	39
Portfolio turnover for the reporting period	19%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivati ve
s are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	12.4%
NVIDIA Corp.	10.2%
Amazon.com, Inc.	6.7%
Apple, Inc.	5.9%
Alphabet, Inc., Class A	5.5%
Meta Platforms, Inc., Class A	5.5%
Eli Lilly & Co.	4.2%
Costco Wholesale Corp.	2.9%
Visa, Inc., Class A	2.6%
ServiceNow, Inc.	2.5%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	12.4%
NVIDIA Corp.	10.2%
Amazon.com, Inc.	6.7%
Apple, Inc.	5.9%
Alphabet, Inc., Class A	5.5%
Meta Platforms, Inc., Class A	5.5%
Eli Lilly & Co.	4.2%
Costco Wholesale Corp.	2.9%
Visa, Inc., Class A	2.6%
ServiceNow, Inc.	2.5%

Columbia Large Cap Growth Opportunity Fund - Institutional 2 Class [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Growth Opportunity Fund
Class Name	Institutional 2 Class
Trading Symbol	CADRX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Large Cap Growth Opportunity Fund (the Fund) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/ resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 39	0.74%

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.74%
Net Assets	$ 1,283,140,112
Holdings Count | Holding	39
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 1,283,140,112
Total number of portfolio holdings	39
Portfolio turnover for the reporting period	19%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivativ es
are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	12.4%
NVIDIA Corp.	10.2%
Amazon.com, Inc.	6.7%
Apple, Inc.	5.9%
Alphabet, Inc., Class A	5.5%
Meta Platforms, Inc., Class A	5.5%
Eli Lilly & Co.	4.2%
Costco Wholesale Corp.	2.9%
Visa, Inc., Class A	2.6%
ServiceNow, Inc.	2.5%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	12.4%
NVIDIA Corp.	10.2%
Amazon.com, Inc.	6.7%
Apple, Inc.	5.9%
Alphabet, Inc., Class A	5.5%
Meta Platforms, Inc., Class A	5.5%
Eli Lilly & Co.	4.2%
Costco Wholesale Corp.	2.9%
Visa, Inc., Class A	2.6%
ServiceNow, Inc.	2.5%

Columbia Large Cap Growth Opportunity Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Growth Opportunity Fund
Class Name	Institutional 3 Class
Trading Symbol	CLRYX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Large Cap Growth Opportunity Fund (the Fund) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 37	0.70%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.70%
Net Assets	$ 1,283,140,112
Holdings Count | Holding	39
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 1,283,140,112
Total number of portfolio holdings	39
Portfolio turnover for the reporting period	19%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Deri va
tives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	12.4%
NVIDIA Corp.	10.2%
Amazon.com, Inc.	6.7%
Apple, Inc.	5.9%
Alphabet, Inc., Class A	5.5%
Meta Platforms, Inc., Class A	5.5%
Eli Lilly & Co.	4.2%
Costco Wholesale Corp.	2.9%
Visa, Inc., Class A	2.6%
ServiceNow, Inc.	2.5%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	12.4%
NVIDIA Corp.	10.2%
Amazon.com, Inc.	6.7%
Apple, Inc.	5.9%
Alphabet, Inc., Class A	5.5%
Meta Platforms, Inc., Class A	5.5%
Eli Lilly & Co.	4.2%
Costco Wholesale Corp.	2.9%
Visa, Inc., Class A	2.6%
ServiceNow, Inc.	2.5%

Columbia Large Cap Growth Opportunity Fund - Class R [Member]
Shareholder Report [Line Items]
Fund Name	Columbia Large Cap Growth Opportunity Fund
Class Name	Class R
Trading Symbol	CLGPX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Columbia Large Cap Growth Opportunity Fund (the Fund) for the period of March 1, 2024 to August 31, 2024.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class R	$ 68	1.30%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.30%
Net Assets	$ 1,283,140,112
Holdings Count | Holding	39
Investment Company, Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Fund net assets	$ 1,283,140,112
Total number of portfolio holdings	39
Portfolio turnover for the reporting period	19%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of
Fu
nd net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Microsoft Corp.	12.4%
NVIDIA Corp.	10.2%
Amazon.com, Inc.	6.7%
Apple, Inc.	5.9%
Alphabet, Inc., Class A	5.5%
Meta Platforms, Inc., Class A	5.5%
Eli Lilly & Co.	4.2%
Costco Wholesale Corp.	2.9%
Visa, Inc., Class A	2.6%
ServiceNow, Inc.	2.5%
Equity Sector Allocation
Information Technology Sub-industry Allocation

Largest Holdings [Text Block]
Top Holdings
Microsoft Corp.	12.4%
NVIDIA Corp.	10.2%
Amazon.com, Inc.	6.7%
Apple, Inc.	5.9%
Alphabet, Inc., Class A	5.5%
Meta Platforms, Inc., Class A	5.5%
Eli Lilly & Co.	4.2%
Costco Wholesale Corp.	2.9%
Visa, Inc., Class A	2.6%
ServiceNow, Inc.	2.5%